Stock-based compensation - Options by exercise price range (Details) - Share option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 $ / shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number (in shares) | shares	565,600
Options outstanding, Weighted average remaining life	3 years 3 months 18 days	4 years
Options outstanding, Weighted average exercise price (in CAD per share)	$ 5.40
Total options exercisable (in shares) | shares	565,600	887,140
Options exercisable, Weighted average remaining life	3 years 3 months 18 days
Options exercisable, Weighted average exercise price (in CAD per share) | (per share)	$ 5.40		$ 5.35
Fair value of options vested | $	$ 98,000	$ 518,000
Non-vested awards not yet recognized | $	$ 0	$ 46,000
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 2.75
Options outstanding, Number (in shares) | shares	90,100
Options outstanding, Weighted average remaining life	3 years 8 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 2.75
Options exercisable, Number (in shares) | shares	90,100
Options exercisable, Weighted average remaining life	3 years 8 months 12 days
Options exercisable, Weighted average exercise price (in CAD per share)	$ 2.75
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 2.79
Options outstanding, Number (in shares) | shares	162,000
Options outstanding, Weighted average remaining life	3 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)	$ 2.79
Options exercisable, Number (in shares) | shares	162,000
Options exercisable, Weighted average remaining life	3 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)	$ 2.79
$5.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 5.91
Options outstanding, Number (in shares) | shares	123,680
Options outstanding, Weighted average remaining life	5 years
Options outstanding, Weighted average exercise price (in CAD per share)	$ 5.91
Options exercisable, Number (in shares) | shares	123,680
Options exercisable, Weighted average remaining life	5 years
Options exercisable, Weighted average exercise price (in CAD per share)	$ 5.91
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 6.56
Options outstanding, Number (in shares) | shares	54,880
Options outstanding, Weighted average remaining life	2 years 10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 6.56
Options exercisable, Number (in shares) | shares	54,880
Options exercisable, Weighted average remaining life	2 years 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	$ 6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 8.28
Options outstanding, Number (in shares) | shares	10,000
Options outstanding, Weighted average remaining life	6 months
Options outstanding, Weighted average exercise price (in CAD per share)	$ 8.28
Options exercisable, Number (in shares) | shares	10,000
Options exercisable, Weighted average remaining life	6 months
Options exercisable, Weighted average exercise price (in CAD per share)	$ 8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 8.58
Options outstanding, Number (in shares) | shares	30,000
Options outstanding, Weighted average remaining life	1 year 8 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 8.58
Options exercisable, Number (in shares) | shares	30,000
Options exercisable, Weighted average remaining life	1 year 8 months 12 days
Options exercisable, Weighted average exercise price (in CAD per share)	$ 8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 9.33
Options outstanding, Number (in shares) | shares	48,680
Options outstanding, Weighted average remaining life	1 year 1 month 6 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 9.33
Options exercisable, Number (in shares) | shares	48,680
Options exercisable, Weighted average remaining life	1 year 1 month 6 days
Options exercisable, Weighted average exercise price (in CAD per share)	$ 9.33
$10.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 10.13
Options outstanding, Number (in shares) | shares	46,260
Options outstanding, Weighted average remaining life	2 years
Options outstanding, Weighted average exercise price (in CAD per share)	$ 10.13
Options exercisable, Number (in shares) | shares	46,260
Options exercisable, Weighted average remaining life	2 years
Options exercisable, Weighted average exercise price (in CAD per share)	$ 10.13